Share Capital (Details)				1 Months Ended						2 Months Ended		9 Months Ended	12 Months Ended
	Feb. 24, 2024 USD ($) $ / shares	Oct. 21, 2022 CAD ($)	Oct. 10, 2022 USD ($) shares	May 30, 2022 CAD ($) $ / shares shares	May 30, 2022 USD ($)	Dec. 20, 2021 USD ($) shares	Dec. 20, 2021 CAD ($)	Nov. 21, 2021 USD ($) $ / shares shares	Nov. 21, 2021 CAD ($)	Dec. 16, 2022 USD ($)	Dec. 16, 2022 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2023 $ / shares	Dec. 20, 2021 $ / shares	Feb. 05, 2021 $ / shares shares
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares														68,504,400
Common shares outstanding (in Shares) | shares														52,566,150
Private placement shares issued (in Shares) | shares			43,749	1,091,000									1,499,374	2,249,056			15,938,250
Price per share | (per share)				$ 1.5													$ 0.45
Gross proceeds				$ 1,636,500	$ 1,285,579					$ 5,340,350	$ 7,172,213
Finder’s fees		$ 84,432	$ 61,629		14,016
Other offering cost					$ 8,111
Granted option common shares (in Shares) | shares													700,000
Weighted-average grant-date fair (in Dollars per share) | $ / shares													$ 0.32
Exercise price | (per share)													$ 0.56		$ 0.73
Weighted average remaining contractual life													2 years 7 months 28 days	3 years 7 months 28 days
Share-based payments consolidated statement of comprehensive loss													$ 254,375	$ 493,154
Remaining unvested options vest														85,740
Compensation expenses													16,410	185,313
Comprehensive loss													156,718	493,154
Share-based payments													54,922	204,396
Options granted to employees													86,145	186,988
Options granted to directors														8,998
Percentage of estimated forfeiture rate													0.00%
Company granted (in Dollars per share) | $ / shares	$ 414,984
Fair value	$ 0.47
Compensation expense													$ 285,015	330,470
Proceeds (in Dollars per share) | $ / shares													$ 0.25
Black-Scholes Option Pricing Model [Member]
Share Capital (Details) [Line Items]
Options granted to directors													$ 15,651	101,770
Restricted shares units [Member]
Share Capital (Details) [Line Items]
Compensation expense													$ 97,657
Ordinary shares [member]
Share Capital (Details) [Line Items]
Private placement shares issued (in Shares) | shares						1,520,000		2,106,000
Price per share | (per share)								$ 1								$ 1
Gross proceeds						$ 1,186,388	$ 1,520,000	$ 1,670,756	$ 2,106,000
Finder’s fees						$ 39,026	50,000
Preference shares [member]
Share Capital (Details) [Line Items]
Private placement shares issued (in Shares) | shares						5,644		4,900
Finder’s fees						$ 19,427	$ 24,420	$ 17,208	$ 21,630
Aggregate common shares						$ 24,420		$ 21,630
Other reserves [member]
Share Capital (Details) [Line Items]
Fair value of stock options granted												$ 226,528
Share-based payments consolidated statement of comprehensive loss														$ 140,788